Derivative financial instruments - Schedule of Interest Rate Swap (IRS) Agreements (Details) - Interest rate swaps - Interest rate risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 4,739	€ 9,379
Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Notional amount	133,962	320,000
IRS 1 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 0	67
IRS 1 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Jan. 27, 2023
Fixed interest rate	0.27%
Notional amount	€ 0	20,000
IRS 2 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 0	45
IRS 2 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Feb. 08, 2023
Fixed interest rate	0.17%
Notional amount	€ 0	20,000
IRS 3 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 0	428
IRS 3 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Apr. 27, 2023
Fixed interest rate	0.26%
Notional amount	€ 0	50,000
IRS 4 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 0	676
IRS 4 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Aug. 03, 2023
Fixed interest rate	0.28%
Notional amount	€ 0	40,000
IRS 5 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 0	1,564
IRS 5 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Nov. 17, 2023
Fixed interest rate	0.34%
Notional amount	€ 0	60,000
IRS 6 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 2,190	3,775
IRS 6 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Apr. 15, 2024
Fixed interest rate	(0.24%)
Notional amount	€ 80,000	80,000
IRS 7 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 2,380	2,824
IRS 7 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Dec. 20, 2024
Fixed interest rate	0.01%
Notional amount	€ 50,000	50,000
IRS 8 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 128	0
IRS 8 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Sep. 30, 2027
Fixed interest rate	0.22%
Notional amount	€ 2,775	0
IRS 9 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 41	0
IRS 9 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Dec. 31, 2025
Fixed interest rate	(0.15%)
Notional amount	€ 1,187	€ 0